Consolidated balance sheet - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,530	$ 1,343
Accounts receivable	2,162	2,422
Inventories	629	452
Assets held for sale (Note 27)	0	2,807
Other current assets (Note 6)	880	627
Total Current Assets	5,201	7,651
Plant, Property and Equipment (Note 7)	69,775	65,489
Loan Receivable from Affiliate (Note 10)	1,338	1,434
Equity Investments (Note 9)	6,677	6,506
Restricted Investments	1,898	1,557
Regulatory Assets (Note 11)	1,753	1,587
Goodwill (Note 12)	12,679	12,887
Other Long-Term Assets (Note 13)	979	2,168
Total Assets	100,300	99,279
Current Liabilities
Notes payable (Note 14)	4,176	4,300
Accounts payable and other (Note 15)	3,816	4,544
Redeemable non-controlling interest	633	0
Dividends payable	795	737
Accrued interest	595	613
Current portion of long-term debt (Note 18)	1,972	2,705
Total Current Liabilities	11,987	12,899
Regulatory Liabilities (Note 11)	4,148	3,772
Other Long-Term Liabilities (Note 16)	1,475	1,614
Deferred Income Tax Liabilities (Note 17)	5,806	5,703
Long-Term Debt (Note 18)	34,913	34,280
Junior Subordinated Notes (Note 19)	8,498	8,614
Total Liabilities	66,827	66,882
Redeemable Non-Controlling Interest (Note 20)	393	0
EQUITY
Common shares, no par value (Note 21)	24,488	24,387
Preferred shares (Note 22)	3,980	3,980
Additional paid-in capital	2	0
Retained earnings	5,367	3,955
Accumulated other comprehensive loss (Note 23)	(2,439)	(1,559)
Controlling Interests	31,398	30,763
Non-controlling interests (Note 20)	1,682	1,634
Total Equity	33,080	32,397
Total Liabilities and Equity	$ 100,300	$ 99,279